Commitments and Contingencies - Additional Information (Details) - USD ($)								12 Months Ended
	Jun. 18, 2018	Jun. 18, 2018	Jun. 01, 2018	Jun. 01, 2018	Feb. 08, 2018	Feb. 08, 2018	Apr. 06, 2016	Dec. 31, 2017	Jun. 30, 2018	Feb. 07, 2018	Jan. 23, 2018	Dec. 31, 2016	Dec. 29, 2016	Aug. 02, 2016
Loss Contingencies [Line Items]
Fixed annual demand fee								$ 245,417,000
Capital Lease obligations								$ 93,700,000	$ 99,700,000					$ 124,300,000
Amount of penalty paid							$ 4,200,000
Term of Probation							3 years
Interest rate, stated percentage													$ 500,000
Helix’s Q4000 Vessel
Loss Contingencies [Line Items]
Minimum number of days contracted								20 days
Agreement payments due in 2019								$ 6,500,000
Agreement payments for 2019								6,700,000
Drilling Rig
Loss Contingencies [Line Items]
Agreement payments exceed one year term								0
Agreement payments								3,900,000
Ensco 75 Jackup Drilling Rig
Loss Contingencies [Line Items]
Minimum number of days contracted			90 days	90 days	120 days	120 days
Agreement payments			$ 6,300,000	$ 6,300,000	$ 7,800,000	$ 7,800,000			14,100,000
Ensco 8503 Drilling Rig
Loss Contingencies [Line Items]
Minimum number of days contracted	100 days	100 days
Agreement payments due in 2019									5,100,000
Agreement payments									7,900,000
Subsequent Event
Loss Contingencies [Line Items]
Cancellation of performance bonds											$ 22,300,000
Subsequent Event | Ensco 75 Jackup Drilling Rig
Loss Contingencies [Line Items]
Minimum number of days contracted						60 days
Agreement payments due in 2019					$ 7,800,000	$ 7,800,000				$ 3,900,000
Bank Credit Facility | Letter of Credit
Loss Contingencies [Line Items]
Credit facility								4,900,000				$ 4,000,000
Production Sharing Contracts | Mexico
Loss Contingencies [Line Items]
Performance obligations								287,800,000	569,300,000			$ 338,200,000
Other Current Liabilities
Loss Contingencies [Line Items]
Capital Lease obligations								106,600,000	12,700,000
Other Long-term Liabilities
Loss Contingencies [Line Items]
Capital Lease obligations								12,900,000	87,000,000
Seven-Year Lease Agreement
Loss Contingencies [Line Items]
Lease agreement term														7 years
Annual fixed demand charge during first two years														$ 49,000,000
Anual fixed demand charge thereafter														45,000,000
Quarterly incentive payment to be paid during first two ywears														500,000
Quarterly incentive to be paid thereafter														800,000
Fixed annual demand fee														$ 33,000,000
Throughput charge, percentage														10.00%
Office Lease Obligations
Loss Contingencies [Line Items]
Operating leases, future minimum payments due in 2018								4,100,000
Operating leases, future minimum payments due in 2019								4,300,000
Operating leases, future minimum payments due in 2020								3,800,000
Operating leases, future minimum payments due in 2021								3,800,000
Operating leases, future minimum payments due in thereafter								$ 30,500,000
Stone Energy Corporation
Loss Contingencies [Line Items]
Performance obligations									46,800,000
Agreement payments for 2019									10,900,000
Agreement payments									29,800,000
Agreement payments for remainder of 2018									6,600,000
Agreement payments for 2020									9,900,000
Agreement payments for 2021									$ 2,400,000